Cover	Jun. 15, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2023
Entity File Number	000-55600
Entity Registrant Name	NEVADA CANYON GOLD CORP.
Entity Central Index Key	0001605481
Entity Tax Identification Number	46-5152859
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	316 California Ave.
Entity Address, Address Line Two	Suite 543
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89509
City Area Code	888
Local Phone Number	909-5548
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	NGLD